Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Compensation and Employee Benefit Plans, Other than Share-based Compensation [Text Block]
16.	EMPLOYEE BENEFIT PLANS
The Company sponsors a
tax-qualified
defined contribution savings and investment plan, CCC 401(k) Retirement Savings and Investment Plan (the “Savings Plan”). Participation in the Savings Plan is voluntary with substantially all domestic employees eligible to participate. Expenses related to the Savings Plan consist primarily of the Company’s contributions that are based on percentages of employees’ contributions. The defined contribution expense for the years ended December 31, 2020, 2019 and 2018, was $4.6 million, $4.9 million and $4.7 million, respectively.

Cypress Holdings Inc And Subsidiaries [Member]
Compensation and Employee Benefit Plans, Other than Share-based Compensation [Text Block]
18.	EMPLOYEE BENEFIT PLANS
The Company sponsors a
tax-qualified
defined contribution savings and investment plan, CCC 401(k) Retirement Savings and Investment Plan (the “Savings Plan”). Participation in the Savings Plan is voluntary with substantially all domestic employees eligible to participate. Expenses related to the Savings Plan consist primarily of the Company’s contributions that are based on percentages of employees’ contributions. The defined contribution expense for the three months ended June 30, 2021 and 2020 was $1.5 million and $1.2 million, respectively. The defined contribution expense for the six months ended June 30, 2021 and 2020 was $2.8 million and $2.2 million, respectively.